Contingencies	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Loss Contingencies by Contingency [Text Block]
10. COMMITMENTS AND CONTINGENCIES
We are, and will likely continue to be, involved in a number of legal proceedings, government investigations, and claims, which we believe generally arise in the course of our business, given our size, history, complexity, and the nature of our business, products, Customers, regulatory environment, and industries in which we participate. These legal proceedings, investigations and claims generally involve a variety of legal theories and allegations, including, without limitation, personal injury (e.g., slip and falls, burns, vehicle accidents), product liability or regulation (e.g., based on product operation or claimed malfunction, failure to warn, failure to meet specification, or failure to comply with regulatory requirements), product exposure (e.g., claimed exposure to chemicals, asbestos, contaminants, radiation), property damage (e.g., claimed damage due to leaking equipment, fire, vehicles, chemicals), commercial claims (e.g., breach of contract, economic loss, warranty, misrepresentation), financial (e.g., taxes, reporting), employment (e.g., wrongful termination, discrimination, benefits matters), and other claims for damage and relief.
We believe we have adequately reserved for our current litigation and claims that are probable and estimable, and further believe that the ultimate outcome of these pending lawsuits and claims will not have a material adverse effect on our consolidated financial position or results of operations taken as a whole. Due to their inherent uncertainty, however, there can be no assurance of the ultimate outcome or effect of current or future litigation, investigations, claims or other proceedings (including without limitation the matters discussed below). For certain types of claims, we presently maintain insurance coverage for personal injury and property damage and other liability coverages in amounts and with deductibles that we believe are prudent, but there can be no assurance that these coverages will be applicable or adequate to cover adverse outcomes of claims or legal proceedings against us.
On May 31, 2012, our Albert Browne Limited subsidiary received a warning letter from the FDA regarding chemical indicators manufactured in the United Kingdom. These devices are intended for the monitoring of certain sterilization and other processes. The FDA warning letter stated that the agency had concerns regarding operational business processes. In the second half of calendar 2019, the FDA conducted a comprehensive inspection of the Albert Browne facility in question. In a May 12, 2020 email, the FDA provided the Company with a copy of the Inspection Report. In that same email the FDA advised the Company that the email would serve as a "No Action Indicated" notice and that it was finalizing a Warning Letter Closeout to be provided to the Company. These actions bring this matter to a favorable conclusion for the Company.
Civil, criminal, regulatory or other proceedings involving our products or services could possibly result in judgments, settlements or administrative or judicial decrees requiring us, among other actions, to pay damages or fines or effect recalls, or be subject to other governmental, Customer or other third party claims or remedies, which could materially effect our business, performance, prospects, value, financial condition, and results of operations.
For additional information regarding these matters, see the risks and uncertainties described under the title "product related regulations and claims" in Item 1A. of the Fiscal 2020 Form 10-K.
From time to time, STERIS is also involved in legal proceedings as a plaintiff involving contract, patent protection, and other claims asserted by us. Gains, if any, from these proceedings are recognized when they are realized.
We are subject to taxation from United States federal, state and local, and foreign jurisdictions. Tax positions are settled primarily through the completion of audits within each individual jurisdiction or the closing of statutes of limitation. Changes in applicable tax law or other events may also require us to revise past estimates. We describe income taxes further in Note 8 to our consolidated financial statements titled, “Income Taxes” in this Annual Report on Form 10-K.
Additional information regarding our contingencies is included in Item 7 of Part II titled, “Management’s Discussion and Analysis of Financial Conditions and Results of Operations under "Contingencies".
As of March 31, 2020 and 2019, our commercial commitments totaled $80,230 and $73,765, respectively. Commercial commitments include standby letters of credit, letters of credit required as security under our self-insured risk retention policies, and other potential cash outflows resulting from an event that requires payment by us. Approximately $12,474 and $7,794 of the March 31, 2020 and 2019 totals, respectively, relate to letters of credit required as security under our self-insured risk retention policies.
As of March 31, 2020, we had minimum purchase commitments with suppliers for raw material purchases totaling $63,054. As of March 31, 2020, we also had commitments of $91,077 for long term construction contracts.
Leases
We lease manufacturing, warehouse and office space, service facilities, vehicles, equipment and communication systems. Certain leases contain options that provide us with the ability to extend the lease term. Such options are included in the lease term when it is reasonably certain that the option will be exercised. We made an accounting policy election to not recognize lease assets or lease liabilities for leases with a lease term of twelve months or less.
We determine if an agreement contains a lease and classify our leases as operating or finance at the lease commencement date. Finance leases are generally those leases for which we will pay substantially all the underlying asset’s fair value or will use the asset for all or a major part of its economic life, including circumstances in which we will ultimately own the asset. Lease assets arising from finance leases are included in property, plant and equipment, net and the liabilities are included in other liabilities. For finance leases, we recognize interest expense using the effective interest method and we recognize amortization expense on the lease asset over the shorter of the lease term or the useful life of the asset. Our finance leases are not material as of March 31, 2020 and for the twelve month period then ended.
Operating lease assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Lease assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. As most leases do not provide an implicit interest rate, we estimate an incremental borrowing rate to determine the present value of lease payments. Our estimated incremental borrowing rate reflects a secured rate based on recent debt issuances, our estimated credit rating, lease term, as well as publicly available data for instruments with similar characteristics. For operating leases, we recognize lease cost on a straight-line basis over the term of the lease. When accounting for leases, we combine payments for leased assets, related services and other components of a lease.
The components of operating lease expense are as follows:

Year Ended March 31, 2020
Fixed operating lease expense	$28,252
Variable operating lease expense	5,449
Total operating lease expense	$33,701

Supplemental cash flow information related to operating leases is as follows:

Year Ended March 31, 2020
Cash paid for amounts included in the measurement of operating lease liabilities	$27,613
Right-of-use assets obtained in exchange for operating lease obligations, net	$44,636
Maturities of lease liabilities at March 31, 2020 are as follows:

March 31, 2020
2021	$25,302
2022	21,064
2023	17,271
2024	14,045
2025 and thereafter	96,249
Total operating lease payments	173,931
Less imputed interest	40,008
Total operating lease liabilities	$133,923
In the preceding table, the future minimum annual rentals payable under noncancelable leases denominated in foreign currencies have been calculated using March 31, 2020 foreign currency exchange rates.
Supplemental information related to operating leases is as follows:

March 31,
2020
Weighted-average remaining lease term of operating leases	11.5 years

Weighted-average discount rate of operating leases	4.4%

Prior to the adoption of ASU 2016-02, " Leases" (Topic 842) future minimum annual rentals payable under noncancelable operating lease agreements in excess of one year as of March 31, 2019 were as follows:

March 31, 2019
2020	$24,008
2021	18,567
2022	13,917
2023	11,929
2024 and thereafter	93,939
Total minimum lease payments	$162,360
In the preceding table, the future minimum annual rentals payable under noncancelable leases denominated in foreign currencies have been calculated using March 31, 2019 foreign currency exchange rates.